Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Cash And Cash Equivalents Abstract
Cash in hand	$ 18,839	$ 3,195	$ 5,026	$ 1,960	$ 5,013	$ 2,273
Balance in local currency account					32,338
Total				$ 19,830,771	$ 37,351	$ 2,273